Borrowings - Summary of Borrowings (Details) $ in Thousands, $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 381,174		$ 434,317
Current	87,982		238,434
Non-current	293,192		195,883
Borrowings	381,174		434,317
Bank loans - Syndicated loans
Disclosure of detailed information about borrowings [line items]
Borrowings	221,405		224,852
Current	13,774		116,577
Non-current	207,631		108,275
Borrowings	221,405		224,852
Bank loans - Syndicated loans - Loans payables
Disclosure of detailed information about borrowings [line items]
Borrowings	221,405		152,712
Borrowings	221,405		152,712
Bank loans - Syndicated loans - Bills payables
Disclosure of detailed information about borrowings [line items]
Borrowings	0		72,140
Borrowings	$ 0		$ 72,140
Borrowings, interest rate	0.00%	0.00%	1.88%
Bank loans - Loans for batteries
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 111,611	$ 3,975	$ 87,608
Current	26,050		0
Non-current	85,561		87,608
Borrowings	111,611	$ 3,975	87,608
Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings	48,158		21,857
Borrowings	$ 48,158		$ 21,857
Borrowings, interest rate	2.94%	2.94%	2.19%
Bonds
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 0		$ 100,000
Borrowings	$ 0		$ 100,000
Borrowings, interest rate	0.00%	0.00%	4.12%
Bottom of range | Bank loans - Syndicated loans - Loans payables
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.74%	2.74%	2.08%
Bottom of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	1.70%	1.70%	0.90%
Top of range | Bank loans - Syndicated loans - Loans payables
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.93%	2.93%	2.19%
Top of range | Bank loans - Loans for procurement and operating capital
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	2.29%	2.29%	1.23%